Reserve (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Reserve Explanatory [Abstract]
Statutory surplus reserve, description	Appropriations to such reserve are made out of net profit after tax of the statutory financial statements of the PRC subsidiaries at the amounts determined by their respective boards of directors annually up to 50% of authorized capital, but must not be less than 10% of the net profit after tax.
Statutory surplus reserve	$ 6,084,836	$ 6,084,836